Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of detailed information about hedging instruments

Notional amounts of Hedging instruments (*)
	31 December 2023	31 December 2022
in € million	Nominal value	Nominal value
By benchmark rate
USD LIBOR		28,316
WIBOR	89,338	57,774
ING uses the following derivative financial instruments in a fair value hedge accounting relationship:

Gross carrying value of derivatives designated under fair value hedge accounting
in EUR million	Assets 2023	Liabilities 2023	Assets 2022	Liabilities 2022
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	3,011	6,410	2,750	8,047
– Other interest derivatives	284	34	395	39

Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2023	2023	2022	2022
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	11,839	14,051	10,038	14,836
Hedging instrument on FX rate risk
– Cross currency swaps	324	39
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps	57	0	428	168

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows	The following table shows the net notional amount of derivatives designated in fair value hedging, split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (-) and receiver (+) swaps.

Maturity derivatives designated in fair value hedging
in EUR million
As at 31 December 2023	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	-670	623	4,648	9,482	13,201	7,224	10,164	1,798	46,471
– Other interest derivatives		-42	-183	-361	-263	-230	-277	-442	-1,797
As at 31 December 2022
Hedging instrument on interest rate risk
- Interest rate swaps	-15	1,295	5,744	5,727	9,526	9,153	6,638	16,454	54,523
– Other interest derivatives	-10	-55	-190	-260	-415	-216	-228	-296	-1,669

Maturity derivatives designated in cash flow hedging
in EUR million
As at 31 December 2023	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Hedging instrument on interest rate risk
– Interest rate swaps	-214	184	-8,557	-18,551	-6,636	-7,246	-4,896	-3,384	-49,300
Hedging instrument on FX rate risk
– Cross currency swaps		249	1,029	-932	503	-683	167	-693	-362
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps				-24	-1,232	-1,479			-2,736
As at 31 December 2022
Hedging instrument on interest rate risk
– Interest rate swaps	-562	-935	-6,730	-12,464	-8,926	-8,115	-3,620	-8,947	-50,300
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps		-834	-1,535	-721	-2,140	-52	7	-48	-5,323

Maturity derivatives designated in net investment hedging
in EUR million
As at 31 December 2023	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
– FX forwards and cross currency swaps	-6,009	-4,576	-87						-10,672
As at 31 December 2022
– FX forwards and Cross currency swaps	-6,164	-2,638	-97						-8,899

Disclosure of movement in cash flow hedge reserve

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	In EUR million
Issued share capital as at 31 December 2020	3,900,669	39
Issue of shares	3,397
Issued share capital as at 31 December 2021	3,904,065	39
Issue of shares	2,935
Cancellation of shares	-180,461	-2
Issued share capital as at 31 December 2022	3,726,539	37
Issue of shares	5	0
Cancellation of shares	-228,350	-2
Issued share capital as at 31 December 2023	3,498,194	35

Share premium
In EUR million	2023	2022	2021
Opening balance	17,116	17,105	17,089
Issue of shares	0	12	16
Closing balance	17,116	17,116	17,105

Changes in revaluation reserve: Equity securities and Debt instruments at FVOCI
	Equity securities at FVOCI			Debt instruments at FVOCI
In EUR million	2023	2022	2021	2023	2022	2021
Opening balance	1,187	1,282	1,181	-341	96	309
Unrealised revaluations	-35	-118	94	53	-412	-173
Realised gains/losses transferred to the statement of profit or loss				9	-25	-40
Realised revaluations transferred to retained earnings	1	23	6
Closing balance	1,152	1,187	1,282	-280	-341	96

Changes in cash flow hedge and credit liability reserve
	Cash flow hedge			Credit liability
In EUR million	2023	2022	2021	2023	2022	2021
Opening balance	-3,055	-153	1,450	70	-80	-117
Changes in credit liability reserve				-39	165	37
Unrealised revaluations	997	-2,901	-1,603
Realised revaluations transferred to retained earnings					-15
Closing balance	-2,058	-3,055	-153	31	70	-80

Changes in Property in own use reserve
In EUR million	2023	2022	2021
Opening balance	176	208	221
Impact IAS 29 on opening balance[1]		-20
Unrealised revaluations	10	15	-2
Realised revaluations transferred to retained earnings	-8	-26	-11
Closing balance	178	176	208
1 Impact of application of hyperinflation accounting under IAS 29.

Changes in currency translation reserve
In EUR million	2023	2022	2021
Opening balance	-2,395	-3,483	-3,636
Impact IAS 29 on opening balance[1]		647
Unrealised revaluations	183	-7	-61
Realised gains/losses transferred to the statement of profit or loss		4
Exchange rate differences	-316	444	214
Closing balance	-2,527	-2,395	-3,483
1 Impact of application of hyperinflation accounting under IAS 29.

Changes in share of associates, joint ventures and other reserves
In EUR million	2023	2022	2021
Opening balance	3,603	3,416	3,246
Result for the year	336	161	191
Transfer to/from retained earnings	-892	26	-21
Closing balance	3,047	3,603	3,416

Changes in treasury shares
	In EUR million			Number x 1,000
	2023	2022	2021	2023	2022	2021
Opening balance	-1,205	-1,612	-4	107,395	128,301	572
Purchased/sold for trading purposes	-7	4	-4	464	-312	102
Purchased under staff share plans	-42			3,156
Distributed under staff share plans	41			-3,106
Purchased Share buyback programme	-3,482	-1,721	-1,604	275,013	159,866	127,628
Cancelled Share buyback programme	2,701	2,124		-228,350	-180,461
Closing balance	-1,994	-1,205	-1,612	154,571	107,395	128,301

Changes in retained earnings
In EUR million	2023	2022	2021
Opening balance	41,538	35,462	32,149
Impact on opening balance[1]	-45	-563
Transfer to/from other reserves	899	-8	26
Result for the year	3,804	11,965	5,760
Dividend and other distributions	-2,668	-3,349	-2,342
Employee share plans	-7	15	12
Changes in composition of the group and other changes	-3,222	-1,984	-143
Closing balance	40,299	41,538	35,462
1 In 2023, changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees. 2022: impact of application of hyperinflation accounting under IAS 29.

Non-distributable reserves
In EUR million	2023	2022	2021
ING Bank	6,727	8,408	8,205
Other	0	0	0
Non-distributable reserves	6,727	8,408	8,205
The following table shows the movement of the cash flow hedge reserve:

Movement cash flow hedge reserve
in EUR million	2023	2022
Opening balance	-3,055	-153
Value changes recognised in OCI	1,922	-3,982
Amounts recycled to profit or loss	-325	-313
Income tax	-381	1,123
Exchange rate and other changes	-103	20
Adjustment for non controlling interest	-116	251
Movement for the year	997	-2,901
Ending balance	-2,058	-3,055

Disclosure of detailed information about hedged items

Hedged items included in a fair value hedging relationship
	Carrying amount of the hedged items		Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item		Change in fair value of the hedged item for measuring ineffectiveness for the period	Change in fair value hedging instruments for the period	Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)
in EUR million	Assets	Liabilities	Assets	Liabilities
As at 31 December 2023
Interest rate risk
– Amounts due from banks
– Debt securities at fair value through other comprehensive income	31,224		n/a		1,224
– Loans at FVOCI			n/a
– Loans and advances to customers	898				15
– Debt instruments at amortised cost	8,272		-205		234
– Debt securities in issue		70,280		-3,383	-2,680
– Subordinated loans		14,643		-834	-473
– Amounts due to banks
– Customer deposits and other funds on deposit		44		-1
– Discontinued hedges			91	-4
Total	40,394	84,967	-113	-4,221	-1,679	1,606	-73
As at 31 December 2022
Interest rate risk
– Amounts due from banks
– Debt securities at fair value through other comprehensive income	19,816		n/a		-2,798
– Loans at FVOCI			n/a
– Loans and advances to customers	879		-20		-90
– Debt instruments at amortised cost	4,098		-448		-678
– Debt securities in issue		61,449		-6,122	7,658
– Subordinated loans		14,750		-1,344	1,470
– Amounts due to banks
– Customer deposits and other funds on deposit					2
– Discontinued hedges			261	-2
Total	24,794	76,199	-208	-7,468	5,563	-5,928	-365

Gross carrying value of derivatives used for net investment hedging
	Assets	Liabilities	Assets	Liabilities
in EUR million	2023	2023	2022	2022
As at 31 December
– FX forwards and Cross currency swaps	100	92	119	83

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting	The following table shows the cash flow hedge accounting impact on profit or loss and comprehensive income:

Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
in EUR million	Change in value of hedged item used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period[1]	Amount reclassified from CFH reserve to profit or loss [2]	Cash flow is no longer expected to occur	Change in value of hedging instrument recognised in OCI for the period	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2023
Interest rate risk on:
– Floating rate lending	-2,694	-3,545	590
– Floating rate borrowing	933	151	-497
– Other
– Discontinued hedges		194	-150
Total interest rate risk	-1,760	-3,200	-57		1,654	58
FX rate risk on:
– Floating rate lending	27	-42	-185
– Floating rate borrowing	-25	1	-33
– Other
– Discontinued hedges		7	-5
Total FX risk	2	-35	-223		200	-12
Combined interest and FX rate risk on:
– Floating rate lending	-20	78	-46
– Floating rate borrowing			1
– Other
– Discontinued hedges			-1
Total combined interest and FX risk	-20	78	-46		68	2
Total cash flow hedge	-1,778	-3,157	-325		1,922	48

As at 31 December 2022
Interest rate risk on:
– Floating rate lending	4,817	-5,460	395
– Floating rate borrowing	-775	923	-181
– Other	-5	-2
– Discontinued hedges		330	-263
Total interest rate risk	4,037	-4,210	-50		-4,279	21
Combined interest and FX rate risk on:
– Floating rate lending	-47	-16	-269
– Floating rate borrowing	-7	-4	14
– Other	4	-2	-3
– Discontinued hedges		4	-5
Total combined interest and FX risk	-51	-18	-263		296	-1
Total cash flow hedge	3,986	-4,227	-313		-3,982	20
1The carrying amount is the gross amount, excluding tax adjustments.
2The amounts are reclassified to Net interest income - interest income and/or expense on non-trading derivatives (hedge accounting).

Net investment hedge accounting – Impact on statement of profit or loss and other comprehensive income in EUR million
As at 31 December 2023	Change in value of hedged item used for calculating hedge ineffectiveness for the period	Carrying amount net investment hedge reserve at the end of the reporting period[1]	Hedged item affected statement of profit or loss	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain(+) / Loss(-)
Investment in foreign operations	-183	123		183
Discontinued hedges		263
As at 31 December 2022
Investment in foreign operations		-33
Discontinued hedges		304	-1
1The carrying amount is the gross amount, excluding tax adjustments.